Prepayments, Deposits and Other Current Assets (Details) - Schedule of Prepaid Marketing Fee - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Prepaid Expense and Other Assets [Abstract]
Beginning balance		$ 4,220,986	[1]	$ 1,865,219
Marketing fees paid		8,505,383		8,155,673
Amortization of marketing fees		(8,252,747)		(5,560,187)
Foreign exchange difference		58,566		(239,719)
Ending balance	[1]	$ 4,532,188		$ 4,220,986

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows: